Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.70%
Rate of compensation increase	3.00%	2.90%